Cover Page	Oct. 23, 2025
Document Information [Line Items]
Entity Registrant Name	MidCap Financial Investment Corporation
Amendment Flag	false
Entity Address, State or Province	NY
Entity Central Index Key	0001278752
Document Type	8-K
Document Period End Date	Oct. 23, 2025
Entity Incorporation, State or Country Code	MD
Securities Act File Number	814-00646
Entity Tax Identification Number	52-2439556
Entity Address, Address Line One	9 West 57th Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	515-3450
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Entity Emerging Growth Company	false
Trading Symbol	MFIC
Security Exchange Name	NASDAQ